Income taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income taxes
Percentage of taxable income distributed	100.00%
The "more likely than not" probability threshold (as a percent)	50.00%
Net income	$ 135,393,000	$ 139,022,000	$ 141,648,000
Net income attributable to noncontrolling interests	(3,975,000)	(3,729,000)	(7,047,000)
Book/tax differences:
Rental revenue recognition		(19,155,000)	(15,460,000)
Depreciation and amortization		(1,410,000)	2,864,000
Gains/losses from capital transactions		(4,782,000)	(7,694,000)
Stock-based compensation		6,179,000	11,738,000
Interest expense		3,659,000	(8,059,000)
Sales of property		(39,444,000)	(537,000)
Other, net		2,799,000	(2,892,000)
Taxable income, before dividend deduction		83,139,000	114,561,000
Necessary dividend deduction to eliminate taxable income		(83,139,000)	(114,561,000)
Income taxes		$ 96,200,000	$ 115,000,000
Income taxes
Minimum percentage of taxable income to be distributed	100.00%
Common Stock
Income taxes
Ordinary income (as a percent)	95.70%	77.20%	98.80%
Return of capital (as a percent)	3.00%	22.80%	1.20%
Capital gains at 15% (as a percent)	1.30%
Total (as a percent)	100.00%	100.00%	100.00%
Dividend declared on common stock (in dollars per share)	$ 1.86	$ 1.50	$ 1.85
Series C Preferred Stock
Income taxes
Ordinary income (as a percent)	98.60%	100.00%	100.00%
Capital gains at 15% (as a percent)	1.40%
Total (as a percent)	100.00%	100.00%	100.00%
Dividends declared per preferred share (in dollars per share)	$ 2.09375	$ 2.09375	$ 2.09375
Series D Convertible Preferred Stock
Income taxes
Ordinary income (as a percent)	98.60%	100.00%	100.00%
Capital gains at 15% (as a percent)	1.40%
Total (as a percent)	100.00%	100.00%	100.00%
Dividends declared per preferred share (in dollars per share)	$ 1.75	$ 1.75	$ 1.75